UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 47.2%

	Financials — 24.1%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,589,252
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(A)	2,190,000
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	428,485
12,100,000	Australia & New Zealand Banking
	Group Ltd/United Kingdom
	(Australia), 144a, 6.750%(A)(B)	13,370,294
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%(A)(B)	3,629,640
5,265,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	5,324,231
7,450,000	BNP Paribas SA (France), 144a,
	6.750%(A)(B)	7,859,750
10,052,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, 4.133%(A)(B)	9,700,180
7,780,000	Charles Schwab Corp. (The),
	4.625%(A)(B)	7,945,325
6,000,000	Credit Agricole SA (France), 144a,
	8.125%(A)(B)	6,970,200
657,111	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/19	676,613
6,100,000	Duke Realty LP, 3.250%, 6/30/26	5,990,127
8,300,000	HSBC Holdings PLC (United Kingdom),
	6.375%(A)(B)	8,831,200
10,000,000	ING Groep NV (Netherlands),
	6.000%(A)(B)	10,225,000
11,417,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)(B)	11,887,951
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%(A)(B)	13,844,219
6,430,000	MetLife, Inc., Ser C, 5.250%(A)(B)	6,675,755
1,100,000	QBE Insurance Group Ltd., MTN
	(Australia), 5.875%, 6/17/46(A)	1,169,198
8,147,000	Reinsurance Group of America, Inc.,
	3.911%, 12/15/65(A)	7,780,385
14,250,000	Royal Bank of Scotland Group PLC
	(United Kingdom), 7.500%(A)(B)	14,706,000
9,025,000	Societe Generale SA (France), 144a,
	7.375%(A)(B)	9,701,875
5,000,000	UBS Group AG (Switzerland),
	7.125%(A)(B)	5,292,890
9,100,000	US Bancorp, Ser I, 5.125%(A)(B)	9,682,855
2,250,000	Westpac Banking Corp. (Australia)
	MTN, 4.322%, 11/23/31(A)	2,306,090
		172,777,515

	Industrials — 8.2%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45(A)	4,568,750
558,157	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	579,088
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,795,074
6,331,838	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	6,672,174
6,760,000	CRH America Finance, Inc., 144a,
	3.400%, 5/9/27	6,760,392
3,861,868	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	4,334,947
15,260,000	General Electric Co., Ser D, 5.000%(A)(B)	16,196,964
3,407,811	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	3,484,486
2,400,485	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	2,658,537
1,500,000	Owens Corning, 3.400%, 8/15/26	1,477,656
3,180,000	Owens Corning, 4.200%, 12/15/22	3,355,151
5,496,380	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	5,900,253
		58,783,472

	Consumer Discretionary — 3.9%
6,680,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	6,930,500
3,190,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	3,382,622
700,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 2/15/23	726,727
3,250,000	Interpublic Group of Cos., Inc. (The),
	4.200%, 4/15/24	3,422,328
5,195,000	Time Warner, Inc., 3.875%, 1/15/26	5,283,008
7,680,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	7,944,960
		27,690,145

	Energy — 2.9%
6,810,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	6,972,221
7,070,000	Buckeye Partners LP, 3.950%, 12/1/26	6,998,070
6,835,000	Exxon Mobil Corp., 2.709%, 3/6/25	6,786,636
		20,756,927

	Consumer Staples — 2.8%
7,220,000	Archer-Daniels-Midland Co.,
	2.500%, 8/11/26	6,911,461
6,745,000	CVS Health Corp., 2.125%, 6/1/21	6,662,765
7,150,000	Kroger Co. (The), 2.650%, 10/15/26†	6,594,037
		20,168,263

	Information Technology — 1.6%
3,605,000	Alphabet, Inc., 1.998%, 8/15/26	3,372,946
2,500,000	Altera Corp., 2.500%, 11/15/18	2,531,982
5,200,000	Microsoft Corp., 4.450%, 11/3/45	5,785,889
		11,690,817

	Telecommunication Services — 1.3%
9,260,000	Viacom, Inc., 5.875%, 2/28/57(A)	9,630,400

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 47.2% (Continued)

	Utilities — 1.1%
$1,300,000	NextEra Energy Capital Holdings, Inc.,
	3.366%, 10/1/66(A)	$1,246,375
2,700,000	NextEra Energy Capital Holdings, Inc.,
	3.371%, 6/15/67(A)	2,613,789
4,001,000	WEC Energy Group, Inc.,
	3.294%, 5/15/67(A)	3,870,968
		7,731,132

	Health Care — 0.8%
6,040,000	Eli Lilly & Co., 3.100%, 5/15/27	6,099,373

	Real Estate — 0.5%
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,216,438
2,101,000	DDR Corp., MTN, REIT, 7.500%, 7/15/18	2,209,325
		3,425,763
	Total Corporate Bonds	$338,753,807

	U.S. Treasury Obligations — 14.6%
15,574,400	U.S. Treasury Bond, 2.250%, 8/15/46	13,711,562
11,830,000	U.S. Treasury Note, 1.375%, 10/31/20††	11,732,959
27,539,200	U.S. Treasury Note, 1.500%, 8/15/26	25,763,142
3,500,000	U.S. Treasury Note, 1.750%, 5/31/22	3,479,494
13,900,000	U.S. Treasury Note, 1.875%, 1/31/22	13,917,375
10,250,000	U.S. Treasury Note, 2.000%, 10/31/21	10,332,082
26,295,300	U.S. Treasury Note, 2.250%, 2/15/27	26,173,079
	Total U.S. Treasury Obligations	$105,109,693

	Asset-Backed Securities — 13.7%
7,420,000	Ally Master Owner Trust, Ser 2012-5,
	Class A, 1.540%, 9/15/19	7,421,454
1,375,000	Ally Master Owner Trust, Ser 2015-3,
	Class A, 1.630%, 5/15/20	1,375,190
4,016,256	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	4,196,508
5,435,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,474,261
6,385,000	Capital Auto Receivables Asset Trust,
	Ser 2013-4, Class E, 144a,
	3.830%, 7/20/22	6,444,124
5,400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	5,415,062
645,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class D, 144a,
	2.930%, 8/17/20	647,829
1,105,000	Chrysler Capital Auto Receivables
	Trust, Ser 2014-AA, Class D, 144a,
	2.640%, 7/15/21	1,107,507
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,090,462
551,471	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	590,021
2,270,303	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	2.266%, 1/25/35(A)	2,269,678
1,550,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2012-5, Class B,
	1.690%, 9/15/19	1,550,480
6,700,000	Merrill Lynch Mortgage Investors
	Trust, Ser 2006-FF1, Class M3,
	1.526%, 8/25/36(A)	6,619,902
634,794	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	694,300
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2,
	1.586%, 3/25/36(A)	4,664,020
7,162,060	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2,
	1.706%, 5/25/35(A)	6,855,629
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,227,411
3,173,651	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1,
	1.556%, 9/25/34(A)	3,015,594
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	1.676%, 10/25/35(A)	2,197,631
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,581,352
6,790,000	Synchrony Credit Card Master Note
	Trust, Ser 2012-6, Class A,
	1.360%, 8/17/20	6,789,357
5,945,000	Synchrony Credit Card Master Note
	Trust, Ser 2015-2, Class A,
	1.600%, 4/15/21	5,945,997
3,339,088	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	3,336,928
2,232,075	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1,
	1.676%, 12/25/35(A)	2,231,681
7,420,000	World Financial Network Credit Card
	Master Trust, Ser 2013-A, Class A,
	1.610%, 12/15/21	7,420,246
	Total Asset-Backed Securities	$98,162,624

	Agency Collateralized Mortgage
	Obligations — 3.1%
1,409,426	Fannie Mae REMICs, Ser 2008-60, Class
	SA, 5.284%, 7/25/38(A)(C)	241,338
33,053,145	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.134%, 1/25/20(A)(C)	694,480
14,990,351	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.824%, 3/25/22(A)(C)	978,618

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 3.1% (Continued)
$26,751,364	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 1.001%, 10/25/22(A)(C)	$1,021,905
72,097,640	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.425%, 7/25/23(A)(C)	1,216,316
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(A)	4,419,430
33,726,831	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710, Class
	X1, 1.872%, 5/25/19(A)(C)	861,022
3,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.172%, 5/25/45(A)	3,164,815
1,500,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.480%, 5/25/45(A)	1,506,748
5,095,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.274%, 4/25/46(A)	5,127,161
1,379,151	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(C)	52,695
16,262,895	GNMA, Ser 2012-27, Class IO,
	1.015%, 4/16/53(A)(C)	609,405
29,889,606	GNMA, Ser 2016-110, Class IO,
	1.046%, 5/16/58(A)(C)	2,311,803
	Total Agency Collateralized
	Mortgage Obligations	$22,205,736

	Non-Agency Collateralized Mortgage
	Obligations — 1.3%
188,489	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	186,413
1,685,792	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, 3.415%, 2/25/45(A)	1,705,018
4,245,729	Bear Stearns ALT-A Trust 2004-12, Ser
	2004-12, Class 1M1,
	2.146%, 1/25/35(A)	4,075,100
114,174	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	116,262
1,751,428	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.525%, 7/25/35(A)	1,757,272
773,220	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(A)	780,287
6,869	Merrill Lynch Mortgage Investors,
	Trust, Ser 2003-A1, Class 2A,
	3.347%, 12/25/32(A)	6,827
466,883	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	3.267%, 9/25/34(A)	477,479
214,362	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	4.168%, 8/25/35(A)	214,113
81,662	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	80,665
185,004	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 3.047%, 11/25/34(A)	187,548
	Total Non-Agency Collateralized
	Mortgage Obligations	$9,586,984

	Commercial Mortgage-Backed Security — 0.9%
6,020,000	Banc of America Commercial
	Mortgage Trust, Ser 2015-UBS7,
	Class A4, 3.705%, 9/15/48	6,299,724

	U.S. Government Mortgage-Backed
	Obligations — 0.3%
52,304	FHLMC, Pool #G03170, 6.500%, 8/1/37	59,463
67,323	FHLMC, Pool #G12780, 6.500%, 9/1/22	71,480
99,813	FNMA, Pool #844415, 5.500%, 10/1/35	111,664
685,893	FNMA, Pool #AB1952, 4.000%, 12/1/40	731,238
486,023	FNMA, Pool #AB1953, 4.000%, 12/1/40	516,388
428,529	FNMA, Pool #AB3387, 4.000%, 8/1/41	452,132
42,542	Freddie Mac Non Gold, Pool #972110,
	2.823%, 10/1/32(A)	43,922
	Total U.S. Government
	Mortgage-Backed Obligations	$1,986,287

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	1,531,482

Shares

	Common Stocks — 6.6%

	Real Estate — 3.0%
74,060	Crown Castle International Corp. REIT	7,419,331
46,692	Digital Realty Trust, Inc. REIT	5,273,861
59,442	MGM Growth Properties LLC, Class A,
	REIT†	1,735,112
78,273	Prologis, Inc. REIT	4,589,929
37,418	Ventas, Inc. REIT	2,599,803
		21,618,036

	Industrials — 1.1%
8,858	Boeing Co. (The)	1,751,669
22,284	Eaton Corp. PLC, (Ireland)	1,734,364
7,495	General Dynamics Corp.	1,484,759
12,552	Illinois Tool Works, Inc.	1,798,074
9,512	Raytheon Co.	1,535,998
		8,304,864

	Consumer Discretionary — 0.9%
11,344	Home Depot, Inc. (The)	1,740,170
8,964	Marriott International, Inc. - Class A	899,179
14,721	Walt Disney Co. (The)	1,564,106
19,774	Wyndham Worldwide Corp.	1,985,507
		6,188,962

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 6.6% (Continued)

	Information Technology — 0.7%
5,969	Broadcom Ltd. (Singapore)	$1,391,075
17,268	Texas Instruments, Inc.	1,328,427
23,652	Visa, Inc. - Class A	2,218,085
		4,937,587

	Financials — 0.5%
154,269	AGNC Investment Corp. REIT	3,284,387

	Health Care — 0.2%
21,785	AbbVie, Inc.	1,579,630

	Energy — 0.2%
8,834	Pioneer Natural Resources Co.	1,409,730
	Total Common Stocks	$47,323,196

	Preferred Stocks — 4.6%

	Financials — 2.6%
89,200	AGNC Investment Corp., Ser B REIT,
	7.750%(B)	2,320,984
200,875	Chimera Investment Corp., Ser B, REIT,
	8.000%(A)(B)†	5,140,391
75,250	CoBank ACB, Ser H, 6.200%(A)(B)	7,863,625
127,000	WR Berkley Corp., 5.750%, 6/1/56	3,338,830
		18,663,830

	Utilities — 0.7%
106,250	Dominion Resources, Inc., 6.375%,
	7/1/2017†	5,078,750
5,653	SCE Trust V, Ser K, 5.450%(A)(B)	163,372
		5,242,122

	Industrials — 0.5%
139,438	Seaspan Corp. (Marshall Island),
	6.375%, 4/30/19	3,561,247

	Consumer Staples — 0.4%
104,023	CHS, Inc., Ser 3, 6.750%(A)(B)†	2,941,770

	Real Estate — 0.4%
100,802	PS Business Parks, Inc., Ser T, 6.000%(B)	2,540,210
	Total Preferred Stocks	$32,949,179

	Exchange Traded Funds — 3.4%
115,622	iShares Europe ETF	5,124,367
127,426	iShares MSCI Japan ETF	6,836,405
439,019	VanEck Vectors Gold Miners ETF	9,693,540
53,545	WisdomTree Japan Hedged Equity
	Fund	2,784,340
	Total Exchange Traded Funds	$24,438,652

	Short-Term Investment Funds — 3.6%
17,057,172	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.91%∞Ω	17,057,172
9,275,851	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.89%**∞Ω	9,275,851
	Total Short-Term Investment Funds	$26,333,023

Total Long Positions
(Cost $697,291,559)		$714,680,387

	Notional
	Amount

Written Options — (0.0%)

Written Call Options — (0.0%)
NZD Put/USD Call
Exp July 2017
Strike Price $0.743	$(10,700,000)	$(36,519)
Total Written Options
(Premiums received $31,383)		$(36,519)

Total —99.5%		$714,643,868

Other Assets in Excess of Liabilities — 0.5%		3,542,008

Net Assets — 100.0%		$718,185,876

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $9,012,212.

††	A portion of this security is held as collateral for written options. The total value of the security held as collateral as of June 30, 2017 was $793,438.

∞	Open-End Fund.

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

EUR - Euro

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

NZD - New Zealand Dollar

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $102,410,857 or 14.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities not be an indication of the risk associated with investing those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Corporate Bonds	$—	$338,753,807	$—	$338,753,807
Asset-Backed Securities	—	98,162,624	—	98,162,624
U.S. Treasury Obligations	—	105,109,693	—	105,109,693
Agency Collateralized Mortgage Obligations	—	22,205,736	—	22,205,736
Non-Agency Collateralized Mortgage Obligations	—	9,586,984	—	9,586,984
Commercial Mortgage-Backed Security	—	6,299,724	—	6,299,724
U.S. Government Mortgage-Backed Obligations	—	1,986,287	—	1,986,287
U.S. Government Agency Obligation	—	1,531,482	—	1,531,482
Common Stocks	47,323,196	—	—	47,323,196
Preferred Stocks:
Financials	10,800,205	7,863,625	—	18,663,830
Utilities	5,242,122	—	—	5,242,122
Industrials	3,561,247	—	—	3,561,247
Consumer Staples	2,941,770	—	—	2,941,770
Real Estate	2,540,210	—	—	2,540,210
Exchange Traded Funds	24,438,652	—	—	24,438,652
Short-Term Investment Funds	26,333,023	—	—	26,333,023

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets (Continued):
Other Financial Instruments***
Futures Interest Rate Contracts	$699,401	$—	$—	$699,401
Total Assets	$123,879,826	$591,499,962	$—	$715,379,788

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments***
Futures Equity Contracts	(2,070)	—	—	(2,070)
Written Options Foreign Currency Contracts	—	(36,519)	—	(36,519)
Total
Liabilities	$(2,070)	$(36,519)	$—	$(38,589)
Total	$123,877,756	$591,463,443	$—	$715,341,199

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures interest rate contracts and futures equity contracts and market value on written options foreign currency contracts.

At June 30, 2017, equity securities valued at $7,863,625 were transferred from Level 1 to Level 2. The transfers are due to the Fund's fair value policies (see Notes to Portfolios of Investments).

Transactions in written options for the period ended June 30, 2017.

	Number
	of	Notional	Premiums
	Contracts	Amount	Received
Beginning Balance, March 31, 2017	3,000	$15,000,000	$153,307
Call Options Written	4,310	40,700,000	264,621
Put Options Written	—	20,000,000	57,270
Call Options Closed	(3,000)	—	(98,872)
Call Options Expired	(4,310)	(30,000,000)	(233,238)
Put Options Expired	—	(35,000,000)	(111,705)
Ending Balance, June 30, 2017	—	$10,700,000	$31,383

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At June 30, 2017 $1,924,402 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2017:

				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
Euro-Bond Futures	September 2017	200	$37,640,245	$664,216
10-Year JGB Futures	September 2017	6	8,042,830	35,185
				$699,401
Long Futures:
CBOE Volatility Index
Futures	August 2017	75	952,695	(2,070)
				$697,331

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 24.0%
Alphabet, Inc. - Class A*	21,003	$19,526,069
Alphabet, Inc. - Class C*	34,961	31,770,110
Apple, Inc.	333,734	48,064,371
Avnet, Inc.	502,467	19,535,917
Cisco Systems, Inc.	661,625	20,708,862
Facebook, Inc. - Class A*	203,924	30,788,445
International Business Machines Corp.	136,647	21,020,408
Microsoft Corp.	562,313	38,760,235
Oracle Corp.	793,656	39,793,912
salesforce.com, Inc.*	267,465	23,162,469
		293,130,798

Consumer Discretionary — 16.7%
Amazon.com, Inc.*	56,860	55,040,480
Carnival Corp. (Panama)	394,191	25,847,104
Comcast Corp. - Class A	734,507	28,587,012
Priceline Group, Inc. (The)*	16,032	29,988,177
Twenty-First Century Fox, Inc. - Class A	954,197	27,041,943
Vista Outdoor, Inc.*	735,866	16,564,344
Yum China Holdings, Inc.*	540,869	21,326,465
		204,395,525

Financials — 14.4%
Bank of America Corp.	987,717	23,962,014
Bank of New York Mellon Corp. (The)	731,738	37,333,273
Berkshire Hathaway, Inc. - Class B*	525,001	88,919,419
Goldman Sachs Group, Inc. (The)	116,068	25,755,489
		175,970,195

Health Care — 14.4%
Biogen, Inc.*	98,763	26,800,328
Bio-Rad Laboratories, Inc. - Class A*	161,401	36,526,660
Bristol-Myers Squibb Co.	639,535	35,634,890
Johnson & Johnson	246,337	32,587,922
Novartis AG ADR	526,559	43,951,880
		175,501,680

Industrials — 11.0%
General Electric Co.	1,332,380	35,987,584
Johnson Controls International PLC (Ireland)	460,913	19,985,188
Stericycle, Inc.*	287,467	21,939,481
Union Pacific Corp.	242,957	26,460,447
United Technologies Corp.	245,112	29,930,626
		134,303,326

Consumer Staples — 5.3%
JM Smucker Co. (The)	143,156	16,939,649
Mondelez International, Inc. - Class A	526,305	22,731,113
Unilever NV (Netherlands)	461,534	25,508,984
		65,179,746

Energy — 4.7%
Exxon Mobil Corp.	225,353	18,192,748
Halliburton Co.	465,649	19,887,869
Schlumberger Ltd. (Curacao)	302,165	19,894,544
		57,975,161

Real Estate — 4.3%
Jones Lang LaSalle, Inc.	181,925	22,740,625
Simon Property Group, Inc. REIT	180,048	29,124,564
		51,865,189

Telecommunication Services — 2.3%
AT&T, Inc.	739,930	27,917,559

Materials — 1.8%
Agrium, Inc. (Canada)†	247,647	22,409,577
Total Common Stocks		$1,208,648,756

Short-Term Investment Funds — 2.9%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	12,698,724	12,698,724
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	22,584,149	22,584,149
Total Short-Term Investment Funds		$35,282,873

Total Investment Securities —101.8%
(Cost $991,560,283)		$1,243,931,629

Liabilities in Excess of Other Assets — (1.8%)		(21,459,479)

Net Assets — 100.0%		$1,222,472,150

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $22,141,274.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

PLC - Public Limited Company

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,208,648,756	$—	$—	$1,208,648,756
Short-Term Investment Funds	35,282,873	—	—	35,282,873
Total	$1,243,931,629	$—	$—	$1,243,931,629

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Growth Opportunities Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

Information Technology — 31.6%
Adobe Systems, Inc.*	15,930	$2,253,139
Alliance Data Systems Corp.	16,079	4,127,319
Alphabet, Inc. - Class A*	6,538	6,078,248
Alphabet, Inc. - Class C*	8,575	7,792,360
Apple, Inc.	96,015	13,828,080
Cavium, Inc.*	52,980	3,291,647
Facebook, Inc. - Class A*	52,770	7,967,215
Microsemi Corp.*	62,370	2,918,916
Microsoft Corp.	125,060	8,620,386
PayPal Holdings, Inc.*	69,160	3,711,817
Red Hat, Inc.*	50,440	4,829,630
salesforce.com, Inc.*	49,060	4,248,596
ServiceNow, Inc.*	24,390	2,585,340
Vantiv, Inc. - Class A*	41,610	2,635,577
Visa, Inc. - Class A	78,880	7,397,366
		82,285,636

Consumer Discretionary — 20.7%
Amazon.com, Inc.*	8,951	8,664,568
Charter Communications, Inc. - Class A*	15,990	5,386,232
Delphi Automotive PLC (Jersey)	31,490	2,760,098
Home Depot, Inc. (The)	36,785	5,642,819
Installed Building Products, Inc.*	71,087	3,764,057
Lions Gate Entertainment Corp. - Class B (Canada)*	89,960	2,364,149
Marriott International, Inc. - Class A	33,660	3,376,435
McDonald's Corp.	24,140	3,697,282
Newell Brands, Inc.	108,110	5,796,858
Twenty-First Century Fox, Inc. - Class A	100,560	2,849,870
Vail Resorts, Inc.	16,790	3,405,516
Walt Disney Co. (The)	59,805	6,354,281
		54,062,165

Health Care — 19.4%
Abbott Laboratories	108,440	5,271,268
Aclaris Therapeutics, Inc.*†	48,500	1,315,320
Biogen, Inc.*	15,618	4,238,100
Celgene Corp.*	58,350	7,577,914
Danaher Corp.	42,650	3,599,234
Eli Lilly & Co.	50,520	4,157,796
Hill-Rom Holdings, Inc.	49,950	3,976,520
Jazz Pharmaceuticals PLC (Ireland)*	28,475	4,427,862
Medicines Co. (The)*†	67,570	2,568,336
Mettler-Toledo International, Inc.*	8,606	5,064,975
Nektar Therapeutics*	84,111	1,644,370
Prothena Corp. PLC, (Ireland)*†	22,770	1,232,312
STERIS PLC (United Kingdom)	68,510	5,583,565
		50,657,572

Industrials — 8.9%
AMETEK, Inc.	93,900	5,687,523
Ingersoll-Rand PLC, (Ireland)	28,590	2,612,840
Ryder System, Inc.	55,988	4,030,016
TransDigm Group, Inc.	16,399	4,409,199
United Continental Holdings, Inc.*	43,516	3,274,579
Wolseley PLC, ADR	508,280	3,136,088
		23,150,245

Financials — 4.8%
Charles Schwab Corp. (The)	103,450	4,444,212
Intercontinental Exchange, Inc.	51,890	3,420,589
MGIC Investment Corp.*	282,728	3,166,554
Western Alliance Bancorp*	29,617	1,457,156
		12,488,511

Materials — 4.0%
Berry Global Group, Inc.*	45,485	2,593,100
Dow Chemical Co. (The)	89,000	5,613,230
Summit Materials, Inc. - Class A*	72,580	2,095,385
		10,301,715

Consumer Staples — 3.4%
Constellation Brands, Inc. - Class A	22,930	4,442,229
Philip Morris International, Inc.	38,110	4,476,020
		8,918,249

Real Estate — 1.7%
Alexandria Real Estate Equities, Inc. REIT	36,596	4,408,720

Energy — 1.7%
Tesoro Corp.	46,510	4,353,336
Total Common Stocks		$250,626,149

Short-Term Investment Funds — 6.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	12,247,408	12,247,408
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	4,582,033	4,582,033
Total Short-Term Investment Funds		$16,829,441

Total Investment Securities —102.7%
(Cost $215,924,168)		$267,455,590

Liabilities in Excess of Other Assets — (2.7%)		(6,934,855)

Net Assets — 100.0%		$260,520,735

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $4,422,823.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$250,626,149	$—	$—	$250,626,149
Short-Term Investment Funds	16,829,441	—	—	16,829,441
Total	$267,455,590	$—	$—	$267,455,590

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone International Growth Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.5%

Cayman Islands — 11.6%

Consumer Discretionary — 3.8%
JD.com, Inc. ADR*	7,690	$301,602
Sands China Ltd. ADR	4,091	188,849

Information Technology — 7.8%
Alibaba Group Holding Ltd. ADR*	1,720	242,348
NetEase, Inc. ADR	603	181,280
Tencent Holdings Ltd. ADR	9,353	336,334
Weibo Corp. ADR*	3,671	244,011
Total Cayman Islands		1,494,424

Germany — 10.2%

Consumer Staples — 1.6%
Henkel AG & Co. KGaA ADR	1,760	212,747

Financials — 2.0%
Allianz SE ADR	13,174	260,516

Industrials — 3.4%
HOCHTIEF AG ADR	6,738	246,535
Siemens AG ADR	2,816	194,726

Information Technology — 1.6%
SAP SE ADR	1,911	200,024

Materials — 1.6%
BASF SE ADR	2,213	206,451
Total Germany		1,320,999

France — 10.0%

Consumer Discretionary — 1.9%
LVMH Moet Hennessy Louis Vuitton SE ADR	4,878	244,973

Consumer Staples — 3.4%
L'Oreal SA ADR	5,028	210,196
Remy Cointreau SA ADR	19,158	226,064

Financials — 1.2%
BNP Paribas SA ADR	4,324	157,221

Health Care — 1.5%
Cellectis SA ADR*†	2,871	74,129
Essilor International SA ADR	1,965	125,367

Information Technology — 2.0%
Dassault Systemes SE ADR	2,866	256,507
Total France		1,294,457

Switzerland — 6.8%

Consumer Staples — 2.4%
Nestle SA ADR	3,570	311,304

Financials — 1.2%
Credit Suisse Group AG ADR	11,011	160,761

Health Care — 3.2%
Novartis AG ADR	2,414	201,497
Roche Holding AG ADR	6,487	206,287
Total Switzerland		879,849

Canada — 6.7%

Energy — 2.1%
Canadian Natural Resources Ltd.	6,185	178,375
Suncor Energy, Inc.	3,381	98,725

Financials — 2.4%
Brookfield Asset Management, Inc. - Class A	7,744	303,642
Trisura Group Ltd.*	45	753

Industrials — 2.2%
Canadian National Railway Co.	3,520	285,296
Total Canada		866,791

United Kingdom — 6.6%

Consumer Discretionary — 1.7%
Carnival PLC ADR†	3,268	216,080

Consumer Staples — 1.7%
British American Tobacco PLC ADR†	3,218	220,562

Financials — 3.2%
Prudential PLC ADR†	9,051	416,436
Total United Kingdom		853,078

Japan — 6.1%

Consumer Discretionary — 2.8%
Sony Corp. ADR	9,504	362,958

Industrials — 2.1%
Kubota Corp. ADR	3,168	267,601

Telecommunication Services — 1.2%
NTT DOCOMO, Inc. ADR	6,537	154,600
Total Japan		785,159

Singapore — 6.0%

Financials — 1.4%
United Overseas Bank Ltd. ADR	5,129	173,104

Information Technology — 4.6%
Broadcom Ltd.	2,559	596,375
Total Singapore		769,479

Netherlands — 4.4%

Consumer Staples — 1.6%
Unilever NV	3,822	211,242

Financials — 1.1%
ING Groep NV ADR	7,945	138,164

12

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.5% (Continued)

Netherlands — (Continued)

Materials — 1.7%
LyondellBasell Industries NV - Class A	2,564	$216,376
Total Netherlands		565,782

India — 3.9%

Financials — 3.9%
HDFC Bank Ltd. ADR	3,872	336,748
ICICI Bank Ltd. ADR	18,700	167,739
Total India		504,487

Sweden — 3.5%

Financials — 1.8%
Swedbank AB ADR	9,554	234,455

Industrials — 1.7%
Atlas Copco AB ADR - Class A	5,531	213,994
Total Sweden		448,449

Denmark — 3.1%

Financials — 1.6%
Danske Bank A/S ADR	11,113	214,481

Health Care — 1.5%
Novo Nordisk A/S ADR	4,475	191,933
Total Denmark		406,414

South Africa — 2.4%

Consumer Staples — 1.3%
Shoprite Holdings Ltd. ADR	10,912	167,281

Financials — 1.1%
Capitec Bank Holdings Ltd. ADR	4,676	148,104
Total South Africa		315,385

Taiwan — 1.7%

Information Technology — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,336	221,507

Ireland — 1.7%

Industrials — 1.7%
Kingspan Group PLC ADR	6,286	215,479

Argentina — 1.5%

Energy — 1.5%
Petrobras Argentina SA ADR*	16,179	194,310

Panama — 1.5%

Industrials — 1.5%
Copa Holdings SA - Class A	1,659	194,103

Philippines — 1.5%

Financials — 1.5%
BDO Unibank, Inc. ADR	7,693	192,787

Spain — 1.4%

Consumer Discretionary — 1.4%
Industria DE Diseno Textil SA ADR	9,586	184,530

Brazil — 1.4%

Financials — 1.4%
Itau Unibanco Holding SA ADR	15,890	175,584

Luxembourg — 1.1%

Consumer Discretionary — 1.1%
Samsonite International SA ADR	6,812	140,736

United States — 0.9%

Health Care — 0.9%
Medtronic PLC	1,362	120,877

Belgium — 0.5%

Health Care — 0.5%
Galapagos NV ADR*	908	69,480
Total Common Stocks		$12,214,146

Short-Term Investment Funds — 7.1%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	322,248	322,248
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	596,185	596,185
Total Short-Term Investment Funds		$918,433

Total Investment Securities —101.6%
(Cost $11,558,514)		13,132,579

Liabilities in Excess of Other Assets — (1.6%)		(205,783)

Net Assets — 100.0%		$12,926,796

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $583,528.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

13

Touchstone International Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$12,214,146	$—	$—	$12,214,146
Short-Term Investment Funds	918,433	—	—	918,433
Total	$13,132,579	$—	$—	$13,132,579

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone International Value Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

United Kingdom — 16.7%

Consumer Staples — 4.2%
Dairy Crest Group PLC	46,647	$363,926
Imperial Brands PLC	12,149	545,944

Energy — 4.4%
BP PLC	61,090	352,624
BP PLC ADR	6,590	228,344
TechnipFMC PLC*	13,660	369,449

Health Care — 2.5%
GlaxoSmitKline PLC	25,590	544,744

Industrials — 1.2%
Babcock International Group PLC	22,600	259,167

Materials — 3.4%
DS Smith PLC	116,988	722,036

Utilities — 1.0%
National Grid PLC	17,121	212,138
Total United Kingdom		3,598,372

Netherlands — 14.2%

Consumer Discretionary — 3.0%
Fiat Chrysler Automobiles NV*	60,600	640,214

Financials — 3.0%
Aegon NV	73,100	374,120
ING Groep NV	15,373	265,381

Industrials — 8.2%
Airbus Group SE	8,040	663,506
CNH Industrial NV	37,840	429,135
CNH Industrial NV	11,230	127,797
Koninklijke Philips NV	15,500	551,781
Total Netherlands		3,051,934

Japan — 13.4%

Health Care — 1.3%
Astellas Pharma, Inc.	23,300	285,581

Industrials — 7.1%
Fuji Electric Co. Ltd.	62,490	330,526
IHI Corp.*	129,160	441,389
Seibu Holdings, Inc.	18,300	339,072
Sumitomo Corp.	32,430	422,893

Information Technology — 3.6%
Hitachi Ltd.	69,720	429,872
Trend Micro, Inc.	6,590	340,591

Materials — 1.4%
Sumitomo Osaka Cement Co. Ltd.	62,010	294,905
Total Japan		2,884,829

Germany — 9.5%

Consumer Discretionary — 0.9%
HUGO BOSS AG	2,900	203,297

Financials — 3.2%
Deutsche Boerse AG	2,076	219,289
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	2,300	465,412

Health Care — 3.2%
Bayer AG	5,230	677,863

Materials — 2.2%
Linde AG	2,500	475,884
Total Germany		2,041,745

France — 8.2%

Consumer Staples — 0.3%
Casino Guichard Perrachon SA	1,187	70,299

Health Care — 3.2%
Sanofi	7,095	679,844

Industrials — 2.6%
Cie de Saint-Gobain	10,360	553,277

Materials — 2.1%
Air Liquide SA	3,740	462,250
Total France		1,765,670

Switzerland — 5.2%

Financials — 3.7%
Credit Suisse Group AG	33,904	493,337
Swiss Life Holding AG	870	294,297

Health Care — 1.5%
Novartis AG	3,919	327,341
Total Switzerland		1,114,975

South Korea — 4.4%

Consumer Discretionary — 1.4%
Hankook Tire Co. Ltd.	5,620	312,400

Financials — 3.0%
Samsung Securities Co. Ltd.	6,200	223,683
Shinhan Financial Group Co. Ltd.	9,730	419,803
Total South Korea		955,886

Italy — 4.3%

Energy — 1.9%
Eni SpA	26,801	402,763

Financials — 0.5%
Mediobanca SpA	11,000	108,824

15

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.7% (Continued)

Italy — (Continued)

Utilities — 1.9%
Enel SpA	78,000	$418,354
Total Italy		929,941

Singapore — 3.7%

Consumer Discretionary — 1.4%
Jardine Cycle & Carriage Ltd.	9,770	314,561

Financials — 2.3%
United Overseas Bank Ltd.	29,370	493,082
Total Singapore		807,643

Austria — 2.8%

Financials — 2.8%
Erste Group Bank AG	15,990	612,494

United States — 2.5%

Consumer Staples — 2.5%
Coca-Cola European Partners PLC	13,500	549,045

Brazil — 2.2%

Industrials — 1.1%
Embraer SA ADR	13,370	243,735

Information Technology — 1.1%
Cielo SA	29,860	222,627
Total Brazil		466,362

Ireland — 2.0%

Materials — 2.0%
CRH PLC	11,930	424,692

Spain — 1.9%

Financials — 1.9%
Banco de Sabadell SA	205,103	417,294

Australia — 1.9%

Financials — 1.9%
QBE Insurance Group Ltd.	45,500	412,979

Malaysia — 1.8%

Financials — 1.8%
CIMB Group Holdings Bhd	253,400	388,404

Israel — 1.7%

Health Care — 1.7%
Teva Pharmaceutical Industries Ltd.
ADR	10,900	362,098

Hong Kong — 0.8%

Consumer Discretionary — 0.8%
SJM Holdings Ltd.	164,400	$173,224

Colombia — 0.5%

Energy — 0.5%
Ecopetrol SA ADR†	11,700	106,353

Taiwan — 0.5%

Information Technology — 0.5%
MediaTek, Inc.	12,200	104,372

Thailand — 0.3%

Consumer Staples — 0.3%
Charoen Pokphand Foods PCL	92,700	67,635

Czech Republic — 0.2%

Financials — 0.2%
Komercni Banka A/S	1,200	48,065
Total Common Stocks		$21,284,012

Short-Term Investment Funds — 1.2%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	149,963	149,963
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	105,387	105,387
Total Short-Term Investment Funds		$255,350

Total Investment Securities —99.9%
(Cost $22,344,028)		$21,539,362

Other Assets in Excess of Liabilities — 0.1%		15,543

Net Assets — 100.0%		$21,554,905

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $105,271.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

16

Touchstone International Value Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$592,270	$3,006,102	$—	$3,598,372
Netherlands	127,797	2,924,137	—	3,051,934
Japan	—	2,884,829	—	2,884,829
Germany	—	2,041,745	—	2,041,745
France	—	1,765,670	—	1,765,670
Switzerland	—	1,114,975	—	1,114,975
South Korea	312,400	643,486	—	955,886
Italy	—	929,941	—	929,941
Singapore	—	807,643	—	807,643
Austria	—	612,494	—	612,494
United States	549,045	—	—	549,045
Brazil	466,362	—	—	466,362
Ireland	—	424,692	—	424,692
Spain	—	417,294	—	417,294
Australia	—	412,979	—	412,979
Malaysia	—	388,404	—	388,404
Israel	362,098	—	—	362,098
Hong Kong	—	173,224	—	173,224
Colombia	106,353	—	—	106,353
Taiwan	—	104,372	—	104,372
Thailand	—	67,635	—	67,635
Czech Republic	48,065	—	—	48,065
Short-Term Investment Funds	255,350	—	—	255,350
Total	$2,819,740	$18,719,622	$—	$21,539,362

At June 30, 2017, equity securities valued at $628,616 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.4%

Information Technology — 22.1%
Alliance Data Systems Corp.	57,995	$14,886,737
Autodesk, Inc.*	123,145	12,415,479
Ciena Corp.*	427,800	10,703,556
Fidelity National Information Services, Inc.	142,290	12,151,566
FleetCor Technologies, Inc.*	51,885	7,482,336
Lam Research Corp.	74,375	10,518,856
Maxim Integrated Products, Inc.	195,720	8,787,828
Nice Ltd. ADR	155,823	12,266,387
Palo Alto Networks, Inc.*	41,625	5,569,841
Red Hat, Inc.*	164,970	15,795,878
ServiceNow, Inc.*	143,900	15,253,400
Skyworks Solutions, Inc.	66,190	6,350,930
Splunk Inc.*	120,070	6,830,782
Telefonaktiebolaget LM Ericsson ADR	1,033,930	7,413,278
Vantiv, Inc. - Class A*	200,400	12,693,336
		159,120,190

Consumer Discretionary — 19.3%
Delphi Automotive PLC (United Kingdom)	70,797	6,205,357
Dollar Tree, Inc.*	76,870	5,374,750
Dunkin' Brands Group, Inc.	156,740	8,639,509
Expedia, Inc.	65,760	9,794,952
Liberty Broadband Corp. - Class A*	150,820	12,938,848
Marriott International, Inc. - Class A	138,220	13,864,848
MGM Resorts International	384,900	12,043,521
Newell Brands, Inc.	267,102	14,322,009
O'Reilly Automotive, Inc.*	49,162	10,753,696
PVH Corp.	107,355	12,292,148
Scripps Networks Interactive, Inc. - Class A	160,120	10,937,797
Six Flags Entertainment Corp.	262,520	15,648,817
Viacom, Inc. - Class B	194,020	6,513,251
		139,329,503

Industrials — 17.8%
AMETEK, Inc.	245,910	14,894,769
IHS Markit Ltd.*	225,354	9,924,590
JB Hunt Transport Services, Inc.	131,106	11,980,466
Lennox International, Inc.	81,441	14,955,825
Macquarie Infrastructure Corp.	177,649	13,927,682
Middleby Corp. (The)*	93,400	11,349,034
TransDigm Group, Inc.	43,478	11,689,930
TransUnion*	338,311	14,652,249
United Continental Holdings, Inc.*	139,290	10,481,572
Wolseley PLC ADR†	2,288,550	14,120,354
		127,976,471

Health Care — 15.5%
BioMarin Pharmaceutical, Inc.*	53,465	4,855,691
Clovis Oncology, Inc.*	59,900	5,608,437
Cooper Cos., Inc. (The)	59,574	14,263,207
Envision Healthcare Corp.*	142,340	8,920,448
Hill-Rom Holdings, Inc.	269,208	21,431,649
ICON PLC (Ireland)*	149,060	14,576,577
Jazz Pharmaceuticals PLC (Ireland)*	92,579	14,396,035
Medicines Co. (The)*†	147,860	5,620,159
Mettler-Toledo International, Inc.*	30,266	17,812,752
Neurocrine Biosciences, Inc.*	83,250	3,829,500
		111,314,455

Financials — 7.8%
Arthur J Gallagher & Co.	181,650	10,399,462
First Republic Bank	96,230	9,632,623
MSCI, Inc.	101,860	10,490,561
Progressive Corp. (The)	171,420	7,557,908
Raymond James Financial, Inc.	90,630	7,270,339
Western Alliance Bancorp*	215,240	10,589,808
		55,940,701

Materials — 4.7%
Avery Dennison Corp.	124,300	10,984,391
Celanese Corp. - Series A	113,460	10,771,892
Vulcan Materials Co.	97,090	12,299,361
		34,055,644

Consumer Staples — 4.4%
Constellation Brands, Inc. - Class A	64,341	12,464,782
Kellogg Co.	130,220	9,045,081
Pinnacle Foods, Inc.	177,267	10,529,660
		32,039,523

Real Estate — 4.1%
American Campus Communities, Inc. REIT	187,820	8,883,886
Crown Castle International Corp. REIT	91,400	9,156,452
CyrusOne, Inc. REIT	205,090	11,433,768
		29,474,106

Energy — 1.7%
Tesoro Corp.	130,245	12,190,932
Total Common Stocks		$701,441,525

Short-Term Investment Funds — 4.3%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	24,719,579	24,719,579
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	5,877,938	5,877,938
Total Short-Term Investment Funds		$30,597,517

Total Investment Securities —101.7%
(Cost $576,189,247)		$732,039,042

Liabilities in Excess of Other Assets — (1.7%)		(12,147,738)

Net Assets — 100.0%		$719,891,304

18

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $5,644,152.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$701,441,525	$—	$—	$701,441,525
Short-Term Investment Funds	30,597,517	—	—	30,597,517
Total	$732,039,042	$—	$—	$732,039,042

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.4%

India — 30.5%

Consumer Discretionary — 6.5%
Jubilant Foodworks Ltd.	503,600	$7,365,923
Makemytrip Ltd.*†	234,100	7,854,055
Zee Entertainment Enterprises Ltd.	1,107,900	8,409,072

Consumer Staples — 3.7%
Avenue Supermarts Ltd., 144a*	163,649	2,063,667
Britannia Industries Ltd.	63,400	3,619,181
ITC Ltd.	1,551,500	7,761,282

Financials — 8.4%
HDFC Bank Ltd.	304,100	7,768,101
Housing Development Finance Corp. Ltd.	626,400	15,643,726
IndusInd Bank Ltd.	310,650	7,102,379

Health Care — 2.9%
Apollo Hospitals Enterprise Ltd.*	347,000	6,837,997
Lupin Ltd.	225,900	3,703,701

Industrials — 7.7%
Adani Ports & Special Economic Zone Ltd.*	2,485,500	13,955,132
Eicher Motors Ltd.*	16,975	7,095,494
Larsen & Toubro Ltd.	255,600	6,669,080

Materials — 1.3%
Asian Paints Ltd.	274,600	4,680,104
Total India		110,528,894

Cayman Islands — 20.6%

Consumer Discretionary — 4.7%
NagaCorp Ltd.	7,332,000	3,850,967
Netshoes Cayman Ltd.*†	186,500	3,549,095
Sands China Ltd.	2,132,800	9,762,977

Information Technology — 15.9%
Alibaba Group Holding Ltd. ADR*	201,744	28,425,730
Baidu, Inc. ADR*	84,080	15,038,549
Tencent Holdings Ltd.	399,200	14,321,284
Total Cayman Islands		74,948,602

South Korea — 5.1%

Consumer Staples — 2.0%
Amorepacific Corp.	26,500	7,038,049

Health Care — 3.1%
Medy-Tox, Inc.	23,175	11,348,785
Total South Korea		18,386,834

China — 4.9%

Consumer Discretionary — 4.9%
ANTA Sports Products Ltd.	1,952,000	6,450,454
Ctrip.com International Ltd. ADR*	211,400	11,386,004
Total China		17,836,458

United States — 4.2%

Information Technology — 4.2%
MercadoLibre, Inc.	60,875	15,272,320

South Africa — 4.1%

Consumer Discretionary — 4.1%
Naspers Ltd. - Class N	76,500	15,065,362

Brazil — 3.6%

Consumer Staples — 2.5%
Raia Drogasil SA	432,800	9,210,178

Information Technology — 1.1%
Cielo SA	509,227	3,796,646
Total Brazil		13,006,824

Indonesia — 3.1%

Financials — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	6,858,200	7,825,440

Health Care — 1.0%
Siloam International Hospitals Tbk PT*	4,226,555	3,583,573
Total Indonesia		11,409,013

Philippines — 3.1%

Industrials — 1.4%
International Container Terminal Services, Inc.	2,656,420	5,145,534

Real Estate — 1.7%
SM Prime Holdings, Inc.	9,422,000	6,156,190
Total Philippines		11,301,724

Netherlands — 2.5%

Information Technology — 2.5%
Yandex NV*	343,450	9,012,128

Thailand — 2.3%

Consumer Staples — 2.3%
CP ALL PCL	4,444,600	8,205,216

United Kingdom — 2.1%

Health Care — 2.1%
Hikma Pharmaceuticals PLC	394,400	7,551,223

Peru — 2.0%

Financials — 2.0%
Credicorp Ltd.	40,364	7,240,898

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.4% (Continued)

Taiwan — 1.9%

Information Technology — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	199,640	$6,979,414

Virgin Islands (British) — 1.7%

Information Technology — 1.7%
Mail.Ru Group Ltd. GDR*	237,800	6,266,030

Russia — 1.6%

Consumer Staples — 1.6%
Magnit OJSC GDR	166,900	5,671,706

Malaysia — 1.1%

Health Care — 1.1%
IHH Healthcare Bhd	2,897,200	3,880,796

Mexico — 1.0%

Industrials — 1.0%
Grupo Aeroportuario del Sureste SAB de CV ADR	18,000	3,787,200
Total Common Stocks		$346,350,642

Number
of Contracts

Low Exercise Price Warrants — 1.6%

Saudi Arabia — 1.6%

Almarai Co. Ltd.
Strike $0.0001, Exp 4/08/19	232,666	5,951,433

	Shares

Short-Term Investment Funds — 5.6%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	18,185,918	18,185,918
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	1,942,800	1,942,800
Total Short-Term Investment Funds		$20,128,718

Market
Value

Total Investment Securities —102.6%
(Cost $309,236,216)	$372,430,793

Liabilities in Excess of Other Assets — (2.6%)	(9,540,721)

Net Assets — 100.0%	$362,890,072

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $1,921,183.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $2,063,667 or 0.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

21

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$9,917,722	$100,611,172	$—	$110,528,894
Cayman Islands	47,013,374	27,935,228	—	74,948,602
South Korea	—	18,386,834	—	18,386,834
China	17,836,458	—	—	17,836,458
United States	15,272,320	—	—	15,272,320
South Africa	—	15,065,362	—	15,065,362
Brazil	13,006,824	—	—	13,006,824
Indonesia	3,583,573	7,825,440	—	11,409,013
Philippines	—	11,301,724	—	11,301,724
Netherlands	9,012,128	—	—	9,012,128
Thailand	—	8,205,216	—	8,205,216
United Kingdom	7,551,223	—	—	7,551,223
Peru	7,240,898	—	—	7,240,898
Taiwan	6,979,414	—	—	6,979,414
Virgin Islands (British)	6,266,030	—	—	6,266,030
Russia	—	5,671,706	—	5,671,706
Malaysia	3,880,796	—	—	3,880,796
Mexico	3,787,200	—	—	3,787,200
Low Exercise Price Warrants
Saudi Arabia	—	5,951,433	—	5,951,433
Short-Term Investment Funds	20,128,718	—	—	20,128,718
Total	$171,476,678	$200,954,115	$—	$372,430,793

At June 30, 2017, equity securities valued at $7,038,049 and $14,001,677 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Small Cap Growth Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 27.1%
Advanced Energy Industries, Inc.*	48,190	$3,117,411
Alarm.com Holdings, Inc.*	69,254	2,606,028
Arris International PLC*	124,031	3,475,349
BroadSoft, Inc.*	87,801	3,779,833
Cirrus Logic, Inc.*	72,400	4,540,928
Entegris, Inc.*	137,899	3,026,883
ePlus, Inc.*	38,185	2,829,509
Euronet Worldwide, Inc.*	103,695	9,059,832
ExlService Holdings, Inc.*	71,669	3,983,363
Fair Isaac Corp.	16,854	2,349,616
GrubHub, Inc.*†	87,264	3,804,710
MAXIMUS, Inc.	77,607	4,860,526
MKS Instruments, Inc.	56,980	3,834,754
Power Integrations, Inc.	64,752	4,720,421
Qualys, Inc.*	69,609	2,840,047
RealPage, Inc.*	87,808	3,156,698
Science Applications International Corp.	59,007	4,096,266
Semtech Corp.*	133,305	4,765,654
Synaptics, Inc.*	37,589	1,943,727
Trade Desk, Inc. (The) - Class A*	46,623	2,336,279
Travelport Worldwide Ltd. (Bermuda)	253,249	3,484,706
Ubiquiti Networks, Inc.*†	41,404	2,151,766
Varonis Systems, Inc.*	43,426	1,615,447
Xperi Corp.	68,527	2,042,105
		84,421,858

Health Care — 25.4%
ACADIA Pharmaceuticals, Inc.*†	55,434	1,546,054
Achaogen, Inc.*†	98,345	2,137,037
Agios Pharmaceuticals, Inc.*†	20,161	1,037,283
Akorn, Inc.*	138,719	4,652,635
Alder Biopharmaceuticals, Inc.*†	60,114	688,305
AMN Healthcare Services, Inc.*	79,537	3,105,920
BioTelemetry, Inc.*	80,638	2,697,341
Cambrex Corp.*	118,681	7,091,190
Charles River Laboratories International, Inc.*	49,649	5,021,996
Chemed Corp.	22,933	4,690,487
China Biologic Products, Inc.*	20,084	2,271,500
Globus Medical, Inc. - Class A*	82,050	2,719,958
Heska Corp.*	19,856	2,026,702
Horizon Pharma PLC (Ireland)*	169,159	2,007,917
ICON PLC (Ireland)*	67,977	6,647,471
ICU Medical, Inc.*	22,868	3,944,730
Insulet Corp.*	55,400	2,842,574
LeMaitre Vascular, Inc.	44,098	1,376,740
Medidata Solutions, Inc.*	82,847	6,478,635
Merit Medical Systems, Inc.*	106,447	4,060,953
Momenta Pharmaceuticals, Inc.*	185,933	3,142,268
Natus Medical, Inc.*	104,161	3,885,205
NuVasive, Inc.*	31,987	2,460,440
Radius Health, Inc.*†	24,228	1,095,832
Repligen Corp.*	36,662	1,519,273
		79,148,446

Consumer Discretionary — 15.5%
Cable One, Inc.	4,446	3,160,661
Dave & Buster's Entertainment, Inc.*	76,675	5,099,654
Dorman Products, Inc.*	56,378	4,666,407
Grand Canyon Education, Inc.*	64,033	5,020,828
LCI Industries	61,261	6,273,126
Lithia Motors, Inc. - Class A	48,152	4,537,363
Marriott Vacations Worldwide Corp.	25,971	3,058,085
Nutrisystem, Inc.	30,489	1,586,952
Penske Automotive Group, Inc.	91,700	4,026,547
Ruth's Hospitality Group, Inc.	123,474	2,685,560
Skechers U.S.A., Inc. - Class A*	104,964	3,096,438
TopBuild Corp.*	96,732	5,133,567
		48,345,188

Industrials — 12.9%
Argan, Inc.	49,506	2,970,360
Beacon Roofing Supply, Inc.*	63,864	3,129,336
Dycom Industries, Inc.*	43,988	3,937,806
EMCOR Group, Inc.	98,002	6,407,371
Hawaiian Holdings, Inc.*	126,414	5,935,137
MasTec, Inc.*	88,151	3,980,018
Trex Co., Inc.*	61,902	4,188,289
TriNet Group, Inc.*	121,388	3,974,243
WageWorks, Inc.*	63,256	4,250,803
Willdan Group, Inc.*†	47,492	1,450,881
		40,224,244

Financials — 7.3%
Artisan Partners Asset Management, Inc.
- Class A	101,577	3,118,414
Evercore Partners, Inc. - Class A	78,851	5,558,996
Financial Engines, Inc.	84,013	3,074,876
National Western Life Group, Inc.
- Class A	5,013	1,602,255
Primerica, Inc.	54,104	4,098,378
Western Alliance Bancorp*	107,017	5,265,236
		22,718,155

Materials — 4.2%
KMG Chemicals, Inc.	35,038	1,705,300
Louisiana-Pacific Corp.*	176,432	4,253,776
PolyOne Corp.	68,838	2,666,784
Trinseo SA (Luxembourg)	65,179	4,477,797
		13,103,657

Real Estate — 3.7%
CareTrust REIT, Inc.	257,945	4,782,300
CoreSite Realty Corp.	41,423	4,288,523
HFF, Inc. - Class A	72,744	2,529,309
		11,600,132

Energy — 2.4%
Matador Resources Co.*	127,437	2,723,329
Superior Energy Services, Inc.*	168,751	1,760,073
US Silica Holdings, Inc.	81,824	2,903,934
		7,387,336
Total Common Stocks		$306,949,016

23

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 7.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	11,457,308	$11,457,308
Invesco Government & Agency
Portfolio, Institutional Class,
0.89%**∞Ω	11,807,366	11,807,366
Total Short-Term Investment Funds		$23,264,674

Total Investment Securities —106.0%
(Cost $297,960,848)		$330,213,690

Liabilities in Excess of Other Assets — (6.0%)		(18,753,677)

Net Assets — 100.0%		$311,460,013

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $10,003,429.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$306,949,016	$—	$—	$306,949,016
Short-Term Investment Funds	23,264,674	—	—	23,264,674
Total	$330,213,690	$—	$—	$330,213,690

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

United States — 46.7%

Consumer Discretionary — 4.3%
Amazon.com, Inc.*	6,598	$6,386,864
Ford Motor Co.	259,938	2,908,706
NIKE, Inc. - Class B	84,189	4,967,151

Consumer Staples — 2.0%
CVS Health Corp.	82,513	6,638,996

Energy — 3.1%
Apache Corp.	606	29,046
ConocoPhillips	146,450	6,437,942
Newfield Exploration Co.*	75,243	2,141,416
Noble Energy, Inc.	57,143	1,617,147

Financials — 6.7%
Fifth Third Bancorp	186,744	4,847,874
JPMorgan Chase & Co.	93,487	8,544,712
Reinsurance Group of America, Inc.	35,041	4,498,914
Synchrony Financial	137,470	4,099,355
Wells Fargo & Co.	521	28,869

Health Care — 9.2%
Abbott Laboratories	132,246	6,428,478
Alnylam Pharmaceuticals, Inc.*	20,059	1,599,906
Becton Dickinson & Co.	25,433	4,962,233
Biogen, Inc.*	14,621	3,967,555
Cerner Corp.*	76,678	5,096,787
Illumina, Inc.*	20,336	3,528,703
Regeneron Pharmaceuticals, Inc.*	6,424	3,155,083
Ultragenyx Pharmaceutical, Inc.*	24,746	1,536,974

Industrials — 7.1%
Roper Technologies, Inc.	22,342	5,172,843
Southwest Airlines Co.	223,739	13,903,141
United Continental Holdings, Inc.*	59,677	4,490,694

Information Technology — 11.9%
Alphabet, Inc. - Class A*	11,196	10,408,697
Facebook, Inc. - Class A*	60,857	9,188,190
Microsoft Corp.	92,168	6,353,140
Oracle Corp.	121,743	6,104,194
Visa, Inc. - Class A	75,097	7,042,597

Utilities — 2.4%
American Water Works Co., Inc.	100,062	7,799,833
Total United States		153,886,040

Japan — 10.9%

Consumer Discretionary — 1.3%
Sony Corp.	116,700	4,451,375

Financials — 1.5%
ORIX Corp.	315,100	4,902,912

Industrials — 2.7%
Amada Holdings Co. Ltd.	302,800	3,512,380
Kinden Corp.	336,500	5,432,927

Information Technology — 2.0%
Kyocera Corp.	112,800	6,556,018

Telecommunication Services — 2.5%
Nippon Telegraph & Telephone Corp.	173,000	8,166,310

Utilities — 0.9%
Tokyo Gas Co. Ltd.	583,000	3,036,669
Total Japan		36,058,591

United Kingdom — 9.9%

Consumer Discretionary — 3.6%
Berkeley Group Holdings PLC	63,863	2,685,423
Compass Group PLC	281,124	5,933,868
InterContinental Hotels Group	56,084	3,114,563

Consumer Staples — 1.1%
Unilever PLC ADR	64,711	3,502,159

Financials — 3.5%
Lloyds Banking Group PLC	4,532,192	3,905,754
Prudential PLC	330,597	7,588,485

Industrials — 1.7%
Pentair PLC	86,718	5,770,216
Total United Kingdom		32,500,468

France — 4.2%

Financials — 2.1%
BNP Paribas SA	96,755	6,965,669

Industrials — 2.1%
Cie de Saint-Gobain	87,818	4,689,933
Schneider Electric SE	27,967	2,149,254
Total France		13,804,856

Germany — 4.1%

Consumer Discretionary — 0.5%
Bayerische Motoren Werke AG	17,281	1,607,262

Industrials — 0.8%
KION Group AG	35,521	2,717,097

Materials — 1.8%
HeidelbergCement AG	62,562	6,064,700

Real Estate — 1.0%
Vonovia SE, REIT	81,583	3,245,881
Total Germany		13,634,940

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.3% (Continued)

Cayman Islands — 3.3%

Consumer Discretionary — 0.5%
Shenzhou International Group
Holdings Ltd.	232,000	$1,525,487

Information Technology — 2.8%
Baidu, Inc. ADR*	18,820	3,366,145
Tencent Holdings Ltd.	165,900	5,951,656
Total Cayman Islands		10,843,288

Jersey — 3.3%

Consumer Discretionary — 1.5%
Delphi Automotive PLC	55,444	4,859,667

Health Care — 1.8%
Shire PLC ADR	35,756	5,909,394
Total Jersey		10,769,061

Netherlands — 3.3%

Financials — 3.3%
ABN AMRO Group NV, 144a	128,514	3,404,580
ING Groep NV	426,322	7,359,512
Total Netherlands		10,764,092

Sweden — 3.0%

Financials — 1.8%
Swedbank AB - Class A	237,170	5,788,337

Industrials — 1.2%
Atlas Copco AB - Class A	103,503	3,979,875
Total Sweden		9,768,212

Switzerland — 2.2%

Health Care — 2.2%
Novartis AG	87,571	7,314,509

South Korea — 2.0%

Telecommunication Services — 2.0%
KT Corp. ADR	400,008	6,656,133

Mexico — 1.9%

Financials — 0.8%
Grupo Financiero Banorte SAB de CV
- Class O	434,600	2,757,446

Materials — 1.1%
Cemex SAB de CV ADR*	366,926	3,456,443
Total Mexico		6,213,889

Korea — 1.1%

Information Technology — 1.1%
Samsung SDI Co. Ltd.	23,566	3,537,811

Italy — 1.0%

Consumer Discretionary — 1.0%
Luxottica Group SpA	55,377	3,223,392

India — 0.7%

Financials — 0.7%
ICICI Bank Ltd. ADR	269,062	2,413,488

Indonesia — 0.7%

Financials — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	2,086,100	2,380,311
Total Common Stocks		323,769,081

Short-Term Investment Fund — 1.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.91%∞Ω	5,627,716	5,627,716

Total Investment Securities —100.0%
(Cost $281,155,788)		$329,396,797

Other Assets in Excess of Liabilities — 0.0%		158,594

Net Assets — 100.0%		$329,555,391

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $3,404,580 or 1.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

26

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$153,886,040	$—	$—	$153,886,040
Japan	—	36,058,591	—	36,058,591
United Kingdom	9,272,375	23,228,093	—	32,500,468
France	—	13,804,856	—	13,804,856
Germany	—	13,634,940	—	13,634,940
Cayman Islands	3,366,145	7,477,143	—	10,843,288
Jersey	10,769,061	—	—	10,769,061
Netherlands	—	10,764,092	—	10,764,092
Sweden	—	9,768,212	—	9,768,212
Switzerland	—	7,314,509	—	7,314,509
South Korea	6,656,133	—	—	6,656,133
Mexico	6,213,889	—	—	6,213,889
Korea	—	3,537,811	—	3,537,811
Italy	—	3,223,392	—	3,223,392
India	2,413,488	—	—	2,413,488
Indonesia	—	2,380,311	—	2,380,311
Short-Term Investment Fund	5,627,716	—	—	5,627,716
Total	$198,204,847	$131,191,950	$—	$329,396,797

See accompanying Notes to Portfolios of Investments.

27

Notes to Portfolios of Investments

June 30, 2017 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments for the Flexible Income Fund, International Value Fund and Sands Capital Emerging Markets Growth Fund.

During the period ended June 30, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities

28

Notes to Portfolios of Investments (Unaudited) (Continued)

of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•  If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2017, the Flexible Income Fund did not hold any securities sold short.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Options —The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2017 the Flexible Income Fund held written options with a fair value of $(36,519) and pledged securities with a fair value of $793,438 as collateral and pledged cash collateral of $26,123.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2017, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $1,924,402 held as collateral for futures contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where

30

Notes to Portfolios of Investments (Unaudited) (Continued)

the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If the swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of June 30, 2017, the Flexible Income Fund did not hold any swap contracts.

31

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2017, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

As of June 30, 2017 there were no open forward foreign currency contracts.

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities —The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of June 30, 2017.

	Fair Value of Derivative Investments
	As of June 30, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Written Options - Foreign Currency Contracts*	$—	$(36,519)
	Futures - Interest Rate Contracts*	699,401	—
	Futures - Equity Contracts*	—	(2,070)

* Amounts for Written Options represent market value, amounts for Futures Contracts represent unrealized appreciation (depreciation).

32

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended June 30, 2017, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$156,063
Written Options - Premiums received	$49,436
Futures - Average notional value	$1,857,371
Interest rate contracts:
Futures - Average notional value	$44,150,596
Foreign Currency Contracts:
Written Options - Premiums received	$42,909
Forward Foreign Currency Contracts:
Average U.S. dollar amount delivered	$3,443,945
Average U.S. dollar amount received	$3,397,232

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Flexible Income Fund	Corporate Bonds	$6,528,097	$6,742,271	$214,174
	Common Stocks	978,770	989,165	10,395
	Preferred Stocks	1,505,345	1,544,415	39,070
Total Flexible Income Fund		9,012,212	9,275,851	263,639
Focused Fund	Common Stocks	22,141,274	22,584,149	442,875
Growth Opportunities Fund	Common Stocks	4,422,823	4,582,033	159,210
International Growth Fund	Common Stocks	583,528	596,185	12,657
International Value Fund	Common Stocks	105,271	105,387	116
Mid Cap Growth Fund	Common Stocks	5,644,152	5,877,938	233,786
Sands Capital Emerging Markets Growth Fund	Common Stocks	1,921,183	1,942,800	21,617
Small Cap Growth Fund	Common Stocks	10,003,429	11,807,366	1,803,937

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

33

Notes to Portfolios of Investments (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2017, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$697,291,559	$21,520,789	$(4,131,961)	$17,388,828
Focused Fund	991,560,283	284,543,071	(32,171,725)	252,371,346
Growth Opportunities Fund	215,924,168	53,269,196	(1,737,774)	51,531,422
International Growth Fund	11,558,514	1,722,302	(148,237)	1,574,065
International Value Fund	22,344,028	1,641,575	(2,446,241)	(804,666)
Mid Cap Growth Fund	576,189,247	162,248,339	(6,398,544)	155,849,795
Sands Capital Emerging Markets Growth Fund	309,236,216	71,929,602	(8,735,025)	63,194,577
Small Cap Growth Fund	297,960,848	41,813,245	(9,560,403)	32,252,842
Sustainability and Impact Equity Fund	281,155,788	56,533,007	(8,291,998)	48,241,009

34

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/2017

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 8/18/2017

* Print the name and title of each signing officer under his or her signature.